PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Narrative Abstract
Depreciation expense	$ 3,608	$ 5,959